BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Investor Warrants (Details) - USD ($)	Mar. 13, 2022	Oct. 28, 2021	Mar. 24, 2021
Class of Warrant or Right [Line Items]
Proceeds from sale of common stock, net		$ 11,504,000
Proceeds from sale of common stock, net of accrued interest and legal fess		1,400,000
Net proceeds		10,100,000
Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price		12,000,000
Debt Instrument, Face Amount			$ 5,000,000
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price		17,000,000.0
Debt Instrument, Face Amount		12,000,000
Proceeds from sale of common stock, net of accrued interest and legal fess		$ 393,611
Sale of common stock, including conversion of Bridge Notes		342,100
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price		$ 5,000,000
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	342,100
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	342,100
Series C Warrants, American Depositary Shares [Member]
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	191,174
Series A Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 49.75
Investor warrants maturity term	5 years
Series B Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Investor warrants maturity term	2 years